UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Partners
Address: 525 University Ave., Ste. 701
         Palo Alto, CA  94301

13F File Number:  28-11263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     General Partner
Phone:     650-325-9700

Signature, Place, and Date of Signing:

     /s/  Douglas F. Whitman     Palo Alto, CA     November 07, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $111,453 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309     2858   125000 SH       SOLE                   125000        0        0
CEVA INC                       COM              157210105     4638   895318 SH       SOLE                   895318        0        0
CITRIX SYS INC                 COM              177376100    10901   433609 SH       SOLE                   433609        0        0
DSP GROUP INC                  COM              23332B106    13442   523850 SH       SOLE                   523850        0        0
EMBARCADERO TECHNOLOGIES INC   COM              290787100     1921   284956 SH       SOLE                   284956        0        0
FOUNDRY NETWORKS INC           COM              35063R100     4504   354675 SH       SOLE                   354675        0        0
GARMIN LTD                     ORD              G37260109     4748    70000 SH       SOLE                    70000        0        0
KEYNOTE SYS INC                COM              493308100     7451   574056 SH       SOLE                   574056        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    29733   644834 SH       SOLE                   644834        0        0
PC-TEL INC                     COM              69325Q105    11070  1177628 SH       SOLE                  1177628        0        0
POLYCOM INC                    COM              73172K104     1860   115000 SH       SOLE                   115000        0        0
QLOGIC CORP                    COM              747277101    16573   484600 SH       SOLE                   484600        0        0
VA SOFTWARE CORP               COM              91819B105     1754  1169329 SH       SOLE                  1169329        0        0